UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]           Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓]          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001654060

CSMC 2021-BHAR

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Julia Powell, (212) 325-3294

Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Credit Suisse Commercial Mortgage Securities Corp. on October 27, 2021 (the “Original Filing”) and is being filed to replace the original data file (“CSMC 2021-BHAR Annex A-1.xlsx”) with an updated data file (“CSMC 2021-BHAR Annex A-1 11.3.2021”) and a report of independent accountants on applying agreed-upon procedures. The Original Filing on Form ABS-15G is hereby replaced in its entirety by Exhibit 1 to this Form ABS-15G/A.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 3, 2021	CREDIT SUISSE COMMERCIAL MORTGAGE SECURITIES CORP.

	By:	/s/ Julia Powell
		Name:	Julia Powell
		Title:	Vice President

Exhibit 1	Agreed-upon procedures report, dated November 3, 2021, of PricewaterhouseCoopers LLP.